Leases (Details Narrative) - USD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Leases
Operating Lease, Right-of-Use Asset	$ 430	$ 680	$ 274
Operating Lease, Liability	404	681
Lease, Cost	200	300
Operating Lease, Cost	100	300
Short-Term Lease, Cost	$ 100	$ 0